Schedule of Company’s Net Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Line Items]
Total net revenue	$ 789	$ 2,350	$ 3,634	$ 8,030	$ 9,912	$ 6,442
UNITED STATES
Segment Reporting [Line Items]
Total net revenue	761	2,108	3,408	7,421	9,152	5,699
Non-US [Member]
Segment Reporting [Line Items]
Total net revenue	$ 28	$ 242	$ 226	$ 609
CHINA
Segment Reporting [Line Items]
Total net revenue						288
Other [Member]
Segment Reporting [Line Items]
Total net revenue					$ 760	$ 455